Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
December 31, 2020

Dates Covered
Collections Period	12/01/20 - 12/31/20
Interest Accrual Period	12/15/20 - 01/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/20	619,382,623.84	27,178
Yield Supplement Overcollateralization Amount 11/30/20	24,050,000.90	0
Receivables Balance 11/30/20	643,432,624.74	27,178
Principal Payments	22,794,614.25	482
Defaulted Receivables	1,108,889.89	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/20	22,781,548.77	0
Pool Balance at 12/31/20	596,747,571.83	26,651

Pool Statistics	$ Amount	# of Accounts
Pool Factor	70.85%
Prepayment ABS Speed	1.57%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	4,616,767.98	179
Past Due 61-90 days	1,512,718.78	58
Past Due 91-120 days	213,735.08	10
Past Due 121+ days	0.00	0
Total	6,343,221.84	247

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.02%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	528,427.31
Aggregate Net Losses/(Gains) - December 2020	580,462.58
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.08%
Prior Net Losses Ratio	1.26%
Second Prior Net Losses Ratio	0.77%
Third Prior Net Losses Ratio	0.39%
Four Month Average	0.88%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.44%

Overcollateralization Target Amount	6,862,597.08
Actual Overcollateralization	6,862,597.08
Weighted Average APR	4.26%
Weighted Average APR, Yield Adjusted	6.13%
Weighted Average Remaining Term	53.39

Flow of Funds	$ Amount
Collections	28,209,896.04
Investment Earnings on Cash Accounts	178.87
Servicing Fee(1)	(536,193.85)
Transfer to Collection Account	-
Available Funds	27,673,881.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	477,889.69
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,952,151.84
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,862,597.08
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,167,945.12
(12) Collection Account Redeposits	1,606,000.00

Total Distributions of Available Funds	27,673,881.06

Servicing Fee	536,193.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 12/15/20	612,259,723.67
Principal Paid	22,374,748.92
Note Balance @ 01/15/21	589,884,974.75

Class A-1
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-2a
Note Balance @ 12/15/20	132,130,261.04
Principal Paid	13,240,707.07
Note Balance @ 01/15/21	118,889,553.97
Note Factor @ 01/15/21	65.6123366%

Class A-2b
Note Balance @ 12/15/20	91,149,462.63
Principal Paid	9,134,041.85
Note Balance @ 01/15/21	82,015,420.78
Note Factor @ 01/15/21	65.6123366%

Class A-3
Note Balance @ 12/15/20	274,400,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	274,400,000.00
Note Factor @ 01/15/21	100.0000000%

Class A-4
Note Balance @ 12/15/20	76,910,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	76,910,000.00
Note Factor @ 01/15/21	100.0000000%

Class B
Note Balance @ 12/15/20	25,110,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	25,110,000.00
Note Factor @ 01/15/21	100.0000000%

Class C
Note Balance @ 12/15/20	12,560,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	12,560,000.00
Note Factor @ 01/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	525,187.02
Total Principal Paid	22,374,748.92
Total Paid	22,899,935.94

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	112,310.72
Principal Paid	13,240,707.07
Total Paid to A-2a Holders	13,353,017.79

Class A-2b
One-Month Libor	0.15863%
Coupon	0.44863%
Interest Paid	35,212.89
Principal Paid	9,134,041.85
Total Paid to A-2b Holders	9,169,254.74

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6291323
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.8031684
Total Distribution Amount	27.4323007

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.6198163
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	73.0723348
Total A-2a Distribution Amount	73.6921511

A-2b Interest Distribution Amount	0.2817031
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	73.0723348
Total A-2b Distribution Amount	73.3540379

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	131.94
Noteholders' Third Priority Principal Distributable Amount	561.35
Noteholders' Principal Distributable Amount	306.71

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/20	2,092,197.46
Investment Earnings	53.16
Investment Earnings Paid	(53.16)
Deposit/(Withdrawal)	-
Balance as of 01/15/21	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,690,400.90	$3,566,178.97	$5,014,666.87
Number of Extensions	204	122	168
Ratio of extensions to Beginning of Period Receivables Balance	0.88%	0.54%	0.73%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.